Cover	12 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	LIGHTPATH TECHNOLOGIES, INC.
Entity Central Index Key	0000889971
Document Type	DEF 14A
Amendment Flag	false